Trade and Other Receivables (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepayments	$ 1,022	$ 868
Deposits	89	52
Recoverable VAT	246	123
Grants to be received	235	0
Other	23	0
Total prepaid expenses and other current assets	$ 1,615	$ 1,043